INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible Assets
($ millions)	Goodwill	Purchase and Sale Contracts and Other	Customer Relationships	Total	Total Goodwill & Intangible Assets
Cost
Balance at December 31, 2020	4,694	261	1,869	2,130	6,824
Additions	—	26	—	26	26
Dispositions and other	(1)	1	(8)	(7)	(8)
Balance at December 31, 2021	4,693	288	1,861	2,149	6,842
Additions	—	138	—	138	138
Disposition (Note 9)	(153)	(23)	(66)	(89)	(242)
Foreign exchange adjustments	17	1	48	49	66
Balance at December 31, 2022	4,557	404	1,843	2,247	6,804

Amortization
Balance at December 31, 2020	—	180	304	484	484
Amortization	—	7	93	100	100
Impairment	—	1	23	24	24
Dispositions and other	—	1	(5)	(4)	(4)
Balance at December 31, 2021	—	189	415	604	604
Amortization	—	9	84	93	93
Disposition (Note 9)	—	(8)	(22)	(30)	(30)
Foreign exchange adjustments	—	—	6	6	6
Balance at December 31, 2022	—	190	483	673	673

Carrying amounts
Balance at December 31, 2021	4,693	99	1,446	1,545	6,238
Balance at December 31, 2022	4,557	214	1,360	1,574	6,131

Disclosure of goodwill and intangible assets by segment
The aggregate carrying amount of goodwill allocated to each operating segment is as follows:

As at December 31	2022	2021
($ millions)
Pipelines	2,722	2,714
Facilities	396	540
Marketing & New Ventures	1,439	1,439
Total goodwill	4,557	4,693

For the year ended December 31, 2022	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	2,342	798	8,471	—	11,611
Inter-segment revenue	166	470	—	(636)	—
Total revenue(3)	2,508	1,268	8,471	(636)	11,611
Operating expenses	677	511	—	(319)	869
Cost of goods sold, including product purchases	—	6	7,682	(324)	7,364
Depreciation and amortization included in operations	396	196	44	8	644
Cost of sales	1,073	713	7,726	(635)	8,877
Realized (gain) loss on commodity-related derivative financial instruments	—	(20)	125	—	105
Unrealized gain on commodity-related derivative financial instruments	—	(50)	(83)	—	(133)
Share of profit from equity accounted investees	171	108	82	—	361
Gross profit (loss)	1,606	733	785	(1)	3,123
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(4)	57	15	42	246	360
Other expense	106	11	8	4	129
Gain on Pembina Gas Infrastructure Transaction (Note 9)	—	(1,110)	—	—	(1,110)
Reportable segment results from operating activities	1,443	1,817	735	(290)	3,705
Net finance costs	28	13	27	418	486
Reportable segment earnings (loss) before tax	1,415	1,804	708	(708)	3,219
Capital expenditures	342	153	59	51	605
Contributions to equity accounted investees	4	62	29	—	95

For the year ended December 31, 2021	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	2,123	927	5,577	—	8,627
Inter-segment revenue	156	436	—	(592)	—
Total revenue(3)	2,279	1,363	5,577	(592)	8,627
Operating expenses	556	471	—	(266)	761
Cost of goods sold, including product purchases	—	6	5,017	(334)	4,689
Depreciation and amortization included in operations	413	214	50	7	684
Cost of sales	969	691	5,067	(593)	6,134
Realized (gain) loss on commodity-related derivative financial instruments	—	(10)	210	—	200
Unrealized gain on commodity-related derivative financial instruments	—	(38)	(35)	—	(73)
Share of profit from equity accounted investees	124	80	77	—	281
Gross profit	1,434	800	412	1	2,647
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(4)	30	14	29	194	267
Other expense (income)	11	14	(5)	(268)	(248)
Impairment expense	447	22	5	—	474
Reportable segment results from operating activities	946	750	383	36	2,115
Net finance costs	29	18	9	394	450
Reportable segment earnings (loss) before tax	917	732	374	(358)	1,665
Capital expenditures	475	136	21	26	658
Contributions to equity accounted investees	299	29	7	—	335
(1)    Pipelines transportation revenue includes $247 million (2021: $207 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $407 million (2021: $265 million) associated with U.S. midstream sales.
(3)    During 2022 and 2021, no one customer accounted for 10 percent or more of total revenues reported throughout all segments.
(4) Pembina incurred $479 million (2021: $440 million) of employee costs, of which $261 million (2021: $265 million) was recorded in operating expenses and $218 million (2021: $175 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
Disclosure of key assumptions used in goodwill impairment
For each operating segment, key assumptions and discount rate sensitivity are presented below:

	Operating Segments
As at December 31, 2022	Pipelines	Facilities	Marketing & New Ventures
(Percent)
Key assumptions used
After-tax discount rate	7.4	7.2	9.9
Long-term growth rate	1.5	1.8	2.2
Incremental change in rates that would result in carrying value equal to recoverable amount
Increase in after-tax discount rate	2.6	2.5	2.5